UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], is attached hereto.

Semi-Annual Report

KFA Large Cap Quality Dividend Index ETF

KFA Small Cap Quality Dividend Index ETF

KFA Dynamic Fixed Income ETF

KFA Value Line® Dynamic Core Equity Index ETF

KFA Mount Lucas Index Strategy ETF

September 30, 2021

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations.  Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
UNITED STATES — 99.6%
Communication Services — 1.6%
Comcast, Cl A	6,602	$369,250
Interpublic Group of Companies	10,881	399,006
		768,256
Consumer Discretionary — 8.1%
Genuine Parts	3,366	408,060
Home Depot	1,238	406,386
Lowe’s	1,959	397,403
NIKE, Cl B	2,495	362,349
Pool	821	356,651
Service International	6,296	379,397
Starbucks	3,491	385,092
Target	1,651	377,699
Tractor Supply	2,087	422,847
Williams-Sonoma	2,283	404,844
		3,900,728
Consumer Staples — 9.5%
Altria Group	7,951	361,930
Archer-Daniels-Midland	6,833	410,048
Coca-Cola	7,236	379,673
Costco Wholesale	891	400,371
Hershey	2,273	384,705
J M Smucker	3,300	396,099
Kroger	8,534	345,030
PepsiCo	2,606	391,968
Philip Morris International	3,867	366,553
Procter & Gamble	2,807	392,419
Sysco	5,249	412,046
Walgreens Boots Alliance	7,881	370,801
		4,611,643

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 1.8%
Marathon Petroleum	7,043	$435,328
ONEOK	7,664	444,435
		879,763
Financials — 20.3%
Allstate	3,050	388,296
American Express	2,501	418,993
American Financial Group	2,951	371,324
Ameriprise Financial	1,498	395,652
Aon, Cl A	1,405	401,507
Arthur J Gallagher	2,780	413,247
Assurant	2,407	379,704
Assured Guaranty	8,530	399,289
BlackRock, Cl A	437	366,494
Brown & Brown	7,001	388,206
Cboe Global Markets	3,207	397,219
Chubb	2,230	386,860
Cincinnati Financial	3,349	382,523
Evercore, Cl A	2,959	395,530
Franklin Resources	12,617	374,977
Hanover Insurance Group	2,896	375,380
JPMorgan Chase	2,529	413,972
Marsh & McLennan	2,568	388,872
Moody’s	1,075	381,743
Morningstar	1,472	381,292
Nasdaq	2,069	399,358
Old Republic International	17,007	393,372
Raymond James Financial	4,401	406,124
T Rowe Price Group	1,843	362,518
US Bancorp	7,209	428,503
		9,790,955
Health Care — 7.9%
AmerisourceBergen, Cl A	3,244	387,496
Anthem	1,046	389,949
Hill-Rom Holdings	2,675	401,250
Medtronic	3,037	380,688
Pfizer	8,767	377,069
Quest Diagnostics	2,606	378,678
STERIS	1,873	382,616
Stryker	1,475	388,987
UnitedHealth Group	951	371,594
West Pharmaceutical Services	890	377,840
		3,836,167
Industrials — 20.4%
A O Smith	5,634	344,068
Carlisle	1,923	382,273
Donaldson	6,287	360,937
Dover	2,341	364,026
Eaton	2,452	366,108

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Emerson Electric	3,942	$371,336
Expeditors International of Washington	3,347	398,728
General Dynamics	2,006	393,236
Graco	5,193	363,354
Honeywell International	1,764	374,462
Hubbell, Cl B	2,033	367,302
JB Hunt Transport Services	2,241	374,740
L3Harris Technologies	1,720	378,813
Lincoln Electric Holdings	2,961	381,347
ManpowerGroup	3,434	371,834
Nordson	1,686	401,521
Regal Rexnord	2,776	417,344
Republic Services, Cl A	3,244	389,475
Robert Half International	3,965	397,808
Rockwell Automation	1,257	369,608
Roper Technologies	844	376,534
Snap-on	1,830	382,379
Toro	3,761	366,359
United Parcel Service, Cl B	2,064	375,854
Waste Management	2,627	392,369
Xylem	2,977	368,195
		9,830,010
Information Technology — 7.4%
Amphenol, Cl A	5,331	390,389
Automatic Data Processing	1,969	393,643
Broadridge Financial Solutions	2,396	399,269
Cisco Systems	6,882	374,587
Intuit	737	397,619
Microsoft	1,368	385,667
Paychex	3,600	404,820
Texas Instruments	2,145	412,291
Xilinx*	2,678	404,351
		3,562,636
Materials — 7.1%
Albemarle	1,709	374,220
Avery Dennison	1,835	380,230
Celanese, Cl A	2,659	400,552
International Paper	6,891	385,345
Nucor	3,694	363,822
PPG Industries	2,611	373,399
Reliance Steel & Aluminum	2,767	394,076
Sherwin-Williams	1,330	372,041
Steel Dynamics	6,190	361,991
		3,405,676
Real Estate — 7.8%
Alexandria Real Estate Equities†	1,964	375,261
AvalonBay Communities†	1,761	390,308

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Large Cap Quality Dividend Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Camden Property Trust†	2,660	$392,270
CubeSmart†	7,508	363,763
Equity LifeStyle Properties†	4,666	364,415
Essex Property Trust†	1,216	388,804
Extra Space Storage†	2,134	358,491
Iron Mountain†	8,181	355,464
Mid-America Apartment Communities†	2,082	388,813
UDR†	7,351	389,456
		3,767,045
Utilities — 7.7%
Alliant Energy	6,564	367,453
American Electric Power	4,516	366,609
Duke Energy	3,835	374,258
Essential Utilities	8,078	372,234
Evergy	5,857	364,305
IDACORP	3,751	387,778
NextEra Energy	4,751	373,049
Public Service Enterprise Group	6,310	384,279
Southern	6,134	380,124
UGI	8,623	367,512
		3,737,601
TOTAL UNITED STATES		48,090,480
TOTAL COMMON STOCK (Cost $44,796,857)		48,090,480

TOTAL INVESTMENTS — 99.6% (Cost $44,796,857)		48,090,480
OTHER ASSETS LESS LIABILITIES — 0.4%		172,848
NET ASSETS — 100%		$48,263,328
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Small Cap Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%‡
UNITED STATES — 99.7%
Communication Services — 4.1%
John Wiley & Sons, Cl A	12,619	$658,838
Telephone and Data Systems	34,691	676,474
		1,335,312
Consumer Staples — 10.8%
Andersons	24,164	744,976
J & J Snack Foods	4,396	671,797
SpartanNash	33,811	740,461
Tootsie Roll Industries	22,157	674,237
Universal	14,293	690,781
		3,522,252
Financials — 31.6%
Arbor Realty Trust†	39,012	722,892
Associated Banc-Corp	35,711	764,930
Atlantic Union Bankshares	19,330	712,311
Bryn Mawr Bank	17,643	810,696
Cohen & Steers	8,296	694,956
Federal Agricultural Mortgage, Cl C	7,190	780,259
First Merchants	17,511	732,660
Fulton Financial	45,793	699,717
Lakeland Bancorp	42,672	752,307
Sandy Spring Bancorp	16,589	760,108
Simmons First National, Cl A	25,212	745,267
Southside Bancshares	18,918	724,370
Washington Trust Bancorp	13,294	704,316
WesBanco	21,624	736,946
		10,341,735
Health Care — 4.0%
Ensign Group	8,719	652,966
LeMaitre Vascular	12,421	659,431
		1,312,397

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Small Cap Quality Dividend ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 14.6%
Apogee Enterprises	16,538	$624,475
Applied Industrial Technologies	8,293	747,448
Franklin Electric	8,410	671,539
Insperity	6,364	704,749
Lindsay	4,324	656,340
Matthews International, Cl A	19,211	666,430
Standex International	7,187	710,866
		4,781,847
Information Technology — 2.1%
Badger Meter	6,809	688,662
Materials — 12.8%
Avient	14,826	687,185
Balchem	5,060	734,054
HB Fuller	10,878	702,284
Kaiser Aluminum	5,915	644,498
Materion	9,787	671,780
Sensient Technologies	8,338	759,425
		4,199,226
Real Estate — 4.1%
Kennedy-Wilson Holdings	32,606	682,118
STAG Industrial†	16,706	655,710
		1,337,828
Utilities — 15.6%
ALLETE	10,578	629,602
American States Water	7,225	617,882
Black Hills	10,025	629,169
California Water Service Group	11,092	653,652
Chesapeake Utilities	5,429	651,751
Middlesex Water	6,347	652,345
NorthWestern	11,106	636,374
Portland General Electric	13,892	652,785
		5,123,560
TOTAL UNITED STATES		32,642,819
TOTAL COMMON STOCK (Cost $31,666,342)		32,642,819

TOTAL INVESTMENTS — 99.7% (Cost $31,666,342)		32,642,819
OTHER ASSETS LESS LIABILITIES — 0.3%		95,439
NET ASSETS — 100%		$32,738,258
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 101.4%
Communication Services — 19.3%
CCO Holdings
4.750%, 03/01/2030(A)	$225,000	$235,084
4.500%, 08/15/2030(A)	225,000	232,137
4.500%, 05/01/2032	225,000	231,469
CSC Holdings
5.750%, 01/15/2030(A)	200,000	202,964
5.375%, 02/01/2028(A)	200,000	209,000
DISH DBS
7.750%, 07/01/2026	225,000	253,969
5.875%, 11/15/2024	225,000	241,938
Gray Television
4.750%, 10/15/2030(A)	150,000	147,408
Netflix
6.375%, 05/15/2029	325,000	412,344
5.875%, 11/15/2028	325,000	397,852
Sirius XM Radio
3.875%, 09/01/2031(A)	275,000	268,641
3.125%, 09/01/2026(A)	275,000	278,781
Sprint
7.625%, 03/01/2026	175,000	211,750
Sprint Capital
8.750%, 03/15/2032	175,000	261,425
6.875%, 11/15/2028	175,000	224,000
TEGNA
5.000%, 09/15/2029	100,000	103,005
		3,911,767

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 17.4%
1011778 BC ULC / New Red Finance
4.000%, 10/15/2030(A)	$375,000	$371,250
Bath & Body Works
7.500%, 06/15/2029	175,000	198,741
6.875%, 11/01/2035	175,000	219,625
Boyd Gaming
4.750%, 12/01/2027	175,000	180,845
Carnival
7.625%, 03/01/2026(A)	325,000	346,937
5.750%, 03/01/2027(A)	375,000	387,188
Ford Motor
9.000%, 04/22/2025	175,000	210,310
7.450%, 07/16/2031	175,000	227,500
4.750%, 01/15/2043	225,000	235,829
Goodyear Tire & Rubber
4.875%, 03/15/2027	175,000	188,781
Hilton Domestic Operating
4.875%, 01/15/2030	200,000	214,552
Mattel
3.750%, 04/01/2029(A)	100,000	104,250
Newell Brands
4.700%, 04/01/2026	175,000	192,942
Royal Caribbean Cruises
5.500%, 08/31/2026(A)	200,000	205,588
Scientific Games International
7.000%, 05/15/2028(A)	100,000	107,875
Yum! Brands
4.625%, 01/31/2032	100,000	106,750
		3,498,963
Consumer Staples — 1.2%
Fresh Market
9.750%, 05/01/2023(A)	40,000	41,200
JBS USA LUX SA / JBS USA Food / JBS USA Finance
3.750%, 12/01/2031(A)	200,000	208,106
		249,306
Energy — 15.4%
Antero Resources
5.375%, 03/01/2030(A)	150,000	157,972
Cheniere Energy Partners
4.000%, 03/01/2031(A)	100,000	104,720
EQM Midstream Partners
6.500%, 07/15/2048	100,000	114,500
6.000%, 07/01/2025(A)	225,000	246,645
4.750%, 01/15/2031(A)	225,000	234,005
EQT
7.500%, 02/01/2030	225,000	289,620
3.900%, 10/01/2027	275,000	297,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Energy (continued)
Kerr-McGee
7.125%, 10/15/2027	$25,000	$27,811
MEG Energy
5.875%, 02/01/2029(A)	100,000	102,250
Occidental Petroleum
6.625%, 09/01/2030	200,000	246,750
6.600%, 03/15/2046	200,000	251,000
6.450%, 09/15/2036	200,000	251,625
5.550%, 03/15/2026	250,000	277,500
Targa Resources Partners
4.875%, 02/01/2031	275,000	296,656
TerraForm Power Operating
5.000%, 01/31/2028(A)	100,000	107,500
Western Midstream Operating
5.300%, 02/01/2030	100,000	110,500
		3,116,667
Financials — 4.6%
Doctors An Interinsurance Exchange
6.500%, 10/15/2023(A)	450,000	479,245
Freedom Mortgage
8.250%, 04/15/2025(A)	51,000	52,020
OneMain Finance
7.125%, 03/15/2026	175,000	202,781
4.000%, 09/15/2030	200,000	199,000
		933,046
Health Care — 7.8%
Bausch Health Americas
9.250%, 04/01/2026(A)	375,000	399,844
8.500%, 01/31/2027(A)	375,000	402,188
Organon
5.125%, 04/30/2031(A)	200,000	210,070
Tenet Healthcare
5.125%, 11/01/2027(A)	275,000	286,687
4.250%, 06/01/2029(A)	275,000	279,125
		1,577,914
Industrials — 16.5%
American Airlines
11.750%, 07/15/2025(A)	250,000	309,375
American Airlines / AAdvantage Loyalty IP
5.750%, 04/20/2029(A)	250,000	269,387
5.500%, 04/20/2026(A)	250,000	262,812
American Airlines 2016-1 Class B Pass-Through Trust
5.250%, 01/15/2024	157,181	155,155
Nielsen Finance
5.625%, 10/01/2028(A)	200,000	207,222
Teekay
9.250%, 11/15/2022(A)	835,000	855,875

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Dynamic Fixed Income ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Industrials (continued)
TransDigm
6.250%, 03/15/2026(A)	$200,000	$209,274
5.500%, 11/15/2027	200,000	206,750
United Airlines
4.625%, 04/15/2029(A)	100,000	103,345
United Rentals North America
4.000%, 07/15/2030	375,000	389,063
3.875%, 02/15/2031	375,000	384,375
		3,352,633
Information Technology — 2.7%
NCR
5.000%, 10/01/2028(A)	100,000	102,181
Rackspace Technology Global
5.375%, 12/01/2028(A)	200,000	196,500
Twilio
3.875%, 03/15/2031	100,000	102,381
Veritas US / Veritas Bermuda
7.500%, 09/01/2025(A)	40,000	41,600
Xerox Holdings
5.000%, 08/15/2025(A)	100,000	105,075
		547,737
Materials — 8.9%
Alcoa Nederland Holding BV
5.500%, 12/15/2027(A)	100,000	107,343
Ball
2.875%, 08/15/2030	100,000	97,062
First Quantum Minerals
6.875%, 10/15/2027(A)	175,000	185,172
Freeport-McMoRan
5.450%, 03/15/2043	200,000	246,250
5.400%, 11/14/2034	200,000	240,250
4.625%, 08/01/2030	250,000	270,313
4.125%, 03/01/2028	250,000	259,062
Olin
5.625%, 08/01/2029	175,000	192,390
Tronox
4.625%, 03/15/2029(A)	100,000	99,500
United States Steel
6.875%, 03/01/2029	100,000	106,622
		1,803,964
Real Estate — 5.5%
Iron Mountain
5.625%, 07/15/2032(A)	200,000	214,500
5.250%, 07/15/2030(A)	200,000	212,246
4.875%, 09/15/2027(A)	200,000	207,636
Realogy Group
5.750%, 01/15/2029(A)	150,000	155,589
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Dynamic Fixed Income ETF (continued)

	Face Amount/Shares	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
VICI Properties / VICI Note
4.250%, 12/01/2026(A)	$150,000	$156,650
4.125%, 08/15/2030(A)	150,000	159,000
		1,105,621
Utilities — 2.1%
FirstEnergy
7.375%, 11/15/2031	150,000	204,909
4.400%, 07/15/2027	200,000	219,418
		424,327
TOTAL CORPORATE OBLIGATIONS (Cost $20,618,069)		20,521,945

PREFERRED STOCK — 4.6%
FINANCIALS — 4.6%
AmTrust Financial Services*	15,400	296,450
Wells Fargo‡	25,000	626,000
		922,450
TOTAL PREFERRED STOCK (Cost $967,372)		922,450

MUNICIPAL BOND — 1.1%
Puerto Rico — 1.1%
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/2040	236,460	221,977
TOTAL MUNICIPAL BOND (Cost $171,407)		221,977

CONVERTIBLE BOND — 0.2%
Communication Services — 0.2%
Bandwidth
0.500%, 04/01/2028(A)	50,000	42,675
TOTAL CONVERTIBLE BOND (Cost $46,803)		42,675

TOTAL INVESTMENTS — 107.3% (Cost $21,803,651)		21,709,047
OTHER ASSETS LESS LIABILITIES — (7.3)%		(1,472,286)
NET ASSETS — 100%		$20,236,761
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of September 30, 2021 was $10,611,637 and represented 52.4% of the Net Assets of the Fund.
*	Non-income producing security.
‡	Perpetual security with no stated maturity date.

RB — Revenue Bond

ULC — Unlimited Liability Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Dynamic Fixed Income ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$20,521,945	$—	$20,521,945
Preferred Stock	296,450	626,000	—	922,450
Municipal Bond	—	221,977	—	221,977
Convertible Bond	—	42,675	—	42,675
Total Investments in Securities	$296,450	$21,412,597	$—	$21,709,047

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 4.3%
AT&T	23,455	$633,520
Comcast, Cl A	172	9,620
Verizon Communications	12,122	654,709
		1,297,849
Consumer Discretionary — 6.2%
Amazon.com*	38	124,832
Home Depot	2,315	759,922
Lowe’s	2,088	423,572
McDonald’s	1,033	249,067
NIKE, Cl B	1,245	180,811
Pool	259	112,512
Starbucks	253	27,908
Target	87	19,903
		1,898,527
Consumer Staples — 2.8%
Campbell Soup	5,349	223,642
Clorox	2,955	489,377
Coca-Cola	2,321	121,783
Kimberly-Clark	232	30,726
		865,528
Financials — 14.6%
Aflac	5,896	307,359
American Express	199	33,339
Bank of New York Mellon	9,694	502,537
BlackRock, Cl A	598	501,518
CNA Financial	10,980	460,721
Goldman Sachs Group	145	54,814
JPMorgan Chase	5,383	881,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Value Line® Dynamic Core Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Morgan Stanley	6,056	$589,309
S&P Global	1,248	530,263
US Bancorp	9,804	582,750
		4,443,753
Health Care — 6.2%
Amgen	1,815	385,960
Bristol-Myers Squibb	7,260	429,574
Eli Lilly	1,872	432,526
Gilead Sciences	7,733	540,150
Johnson & Johnson	575	92,862
		1,881,072
Industrials — 15.3%
3M	950	166,649
Caterpillar	2,754	528,685
Cummins	341	76,575
Deere	425	142,405
Emerson Electric	3,525	332,055
General Dynamics	2,605	510,658
Lockheed Martin	1,585	546,984
MSC Industrial Direct, Cl A	5,845	468,711
Robert Half International	3,877	388,979
Snap-on	2,157	450,705
United Parcel Service, Cl B	2,880	524,448
Valmont Industries	343	80,646
Watsco	1,676	443,503
		4,661,003
Information Technology — 27.0%
Apple	14,206	2,010,149
Avnet	9,093	336,168
Cisco Systems	11,402	620,611
Corning	11,832	431,750
Intel	4,715	251,215
International Business Machines	4,205	584,201
Juniper Networks	16,983	467,372
Microsoft	7,443	2,098,330
Oracle	3,397	295,981
Paychex	4,561	512,885
Texas Instruments	3,259	626,412
		8,235,074
Materials — 3.4%
Packaging Corp of America	3,265	448,741
Sensient Technologies	1,749	159,299
Sonoco Products	7,343	437,496
		1,045,536

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2021

KFA Value Line® Dynamic Core Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 5.8%
Camden Property Trust†	3,179	$468,807
Mid-America Apartment Communities†	2,312	431,766
Prologis†	144	18,062
Public Storage†	1,371	407,324
Realty Income†	7,011	454,733
		1,780,692
Utilities — 14.3%
Atmos Energy	4,987	439,853
Consolidated Edison	6,162	447,299
New Jersey Resources	12,800	445,568
NorthWestern	7,433	425,911
OGE Energy	13,453	443,411
ONE Gas	6,107	387,001
Pinnacle West Capital	3,574	258,615
PPL	16,633	463,728
Southern	2,688	166,575
Spire	7,254	443,800
UGI	10,280	438,134
		4,359,895
TOTAL UNITED STATES		30,468,929
TOTAL COMMON STOCK (Cost $29,693,111)		30,468,929

TOTAL INVESTMENTS — 99.9% (Cost $29,693,111)		30,468,929
OTHER ASSETS LESS LIABILITIES — 0.1%		22,709
NET ASSETS — 100%		$30,491,638
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2021

KFA Mount Lucas Index Strategy ETF

	Shares	Value
EXCHANGE — TRADED FUND — 73.3%
Schwab Short-Term U.S. Treasury ETF‡	447,000	$22,881,930
TOTAL EXCHANGE — TRADED FUND (Cost $22,963,749)		22,881,930
TOTAL INVESTMENTS — 73.3% (Cost $22,963,749)		22,881,930
OTHER ASSETS LESS LIABILITIES — 26.7%		8,325,460
NET ASSETS — 100%		$31,207,390

A list of the open futures contracts held by the Fund at September 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
British Pound	25	Dec-2021	$2,153,342	$2,105,469	$(47,873)
Canadian 10-Year Bond	22	Dec-2021	2,543,417	2,486,420	(51,460)
Copper^	19	Dec-2021	2,023,781	1,942,275	(81,506)
Corn^	79	Dec-2021	2,063,904	2,120,163	56,259
Euro-Bund	2	Dec-2021	409,398	393,421	(5,809)
Gasoline^	25	Dec-2021	2,086,150	2,263,905	177,755
Japanese 10-Year Bond	5	Dec-2021	6,910,331	6,800,395	(21,128)
Natural Gas^	47	Nov-2021	1,937,367	2,815,770	878,403
NY Harbor ULSD^	24	Dec-2021	2,101,133	2,350,555	249,423
Soybean^	33	Nov-2021	2,102,336	2,072,400	(29,936)
Sugar No. 11^	91	Mar-2022	2,032,057	2,073,053	40,996
Wheat^	59	Dec-2021	1,961,486	2,140,225	178,739
WTI Crude Oil^	31	Nov-2021	2,098,270	2,315,700	217,429
			30,422,972	31,879,751	1,561,292
Short Contracts
AUDUSD Currency	(69)	Dec-2021	(5,087,009)	(4,991,460)	95,549
CAD Currency	(9)	Dec-2021	(709,223)	(710,910)	(1,687)
Euro	(34)	Dec-2021	(5,031,705)	(4,930,000)	101,705
Gold^	(12)	Dec-2021	(2,162,154)	(2,108,400)	53,754
Japanese Yen	(44)	Dec-2021	(4,991,764)	(4,939,550)	52,214
Live Cattle^	(25)	Dec-2021	(1,274,354)	(1,257,250)	17,104
Long Gilt 10-Year Bond	(45)	Dec-2021	(7,913,908)	(7,588,221)	189,020
Swiss Franc	(37)	Dec-2021	(5,029,785)	(4,968,175)	61,610
U.S. 10-Year Treasury Note	(14)	Dec-2021	(1,850,423)	(1,842,531)	7,892
			(34,050,325)	(33,336,497)	577,161
			$(3,627,353)	$(1,456,746)	$2,138,453
^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of September 30, 2021.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2021

KFA Mount Lucas Index Strategy ETF (concluded)

‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

AUD — Australian Dollar

ETF — Exchange-Traded Fund

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange — Traded Fund	$22,881,930	$—	$—	$22,881,930
Total Investments in Securities	$22,881,930	$—	$—	$22,881,930
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,377,852	$—	$—	$2,377,852
Unrealized Depreciation	(239,399)	—	—	(239,399)
Total Other Financial Instruments	$2,138,453	$—	$—	$2,138,453
*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2021

	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF	KFA Dynamic Fixed Income ETF	KFA Value Line® Dynamic Core Equity Index ETF
Assets:
Investments at Value	$48,090,480	$32,642,819	$21,709,047	$30,468,929
Cash and Cash Equivalents	74,060	50,406	—	—
Receivable for Investment Securities Sold	1,605,893	—	17,445,189	426,729
Dividend and Interest Receivable	118,207	58,449	107,513	29,841
Reclaim Receivable	396	—	—	—
Prepaid Expenses	276	228	372	135
Total Assets	49,889,312	32,751,902	39,262,121	30,925,634

Liabilities:
Payable for Investment Securities Purchased	—	—	18,962,303	84,033
Payable for Capital Shares Redeemed	1,608,775	—	—	—
Payable for Management Fees	16,986	13,526	7,983	14,406
Payable for Trustees’ Fee	223	118	81	88
Payable to Custodian	—	—	54,993	335,469
Total Liabilities	1,625,984	13,644	19,025,360	433,996
Net Assets	$48,263,328	$32,738,258	$20,236,761	$30,491,638

Net Assets Consist of:
Paid-in Capital	$40,504,634	$32,138,432	$25,465,590	$27,310,145
Total Distributable Earnings/(Loss)	7,758,694	599,826	(5,228,829)	3,181,493
Net Assets	$48,263,328	$32,738,258	$20,236,761	$30,491,638
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,500,002	1,200,002	950,002	1,300,002
Net Asset Value, Offering and Redemption Price Per Share	$32.18	$27.28	$21.30	$23.46
Cost of Investments	$44,796,857	$31,666,342	$21,803,651	$29,693,111

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Assets and Liabilities (Unaudited) (concluded)

September 30, 2021

KFA Mount Lucas Index Strategy ETF
Assets:
Investments at Value	$22,881,930
Cash Collateral on Futures Contracts	6,459,135
Cash and Cash Equivalents	1,711,140
Variation Margin Receivable on Future Contracts	395,510
Prepaid Expenses	159
Total Assets	31,447,874

Liabilities:
Variation Margin Payable on Future Contracts	218,193
Payable for Management Fees	22,181
Payable for Trustees’ Fee	110
Total Liabilities	240,484
Net Assets	$31,207,390

Net Assets Consist of:
Paid-in Capital	$26,611,366
Total Distributable Earnings	4,596,024
Net Assets	$31,207,390
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,050,002
Net Asset Value, Offering and Redemption Price Per Share	$29.72
Cost of Investments	$22,963,749

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the period ended September 30, 2021

	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF	KFA Dynamic Fixed Income ETF	KFA Value Line® Dynamic Core Equity Index ETF
Investment Income:
Dividend Income	$728,156	$410,019	$98,566	$391,335
Interest Income	3	3	1,057,611	1
Total Investment Income	728,159	410,022	1,156,177	391,336

Expenses:
Management Fees†	117,378	94,502	126,196	87,571
Trustees’ Fees	1,195	779	1,228	567
Other Fees	319	259	425	157
Net Expenses	118,892	95,540	127,849	88,295
Net Investment Income	609,267	314,482	1,028,328	303,041

Net Realized Gain on:
Investments	4,612,141	1,959,459	1,672,197	2,177,144
Net Realized Gain on Investments	4,612,141	1,959,459	1,672,197	2,177,144

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,192,170)	(4,269,076)	(901,444)	(1,628,767)
Net Change in Unrealized Depreciation on Investments	(2,192,170)	(4,269,076)	(901,444)	(1,628,767)
Net Realized and Unrealized Gain (Loss) on Investments	2,419,971	(2,309,617)	770,753	548,377
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,029,238	$(1,995,135)	$1,799,081	$851,418
†	See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Operations (Unaudited) (concluded)

For the period ended September 30, 2021

KFA Mount Lucas Index Strategy ETF
Investment Income:
Dividend Income	$48,220
Interest Income	33
Total Investment Income	48,253

Expenses:
Management Fees†	134,621
Trustees’ Fees	576
Other Fees	188
Net Expenses	135,385
Net Investment Loss	(87,132)

Net Realized Gain (Loss) on:
Investments	(2,618)
Futures Contracts	485,886
Foreign Currency Translations	9,840
Net Realized Gain on Investments, Foreign Currency Translations and Futures Contracts	493,108

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(52,314)
Futures Contracts	1,933,311
Foreign Currency Translations	(2,866)
Net Change in Unrealized Appreciation on Investments, Foreign Currency Translations and Futures Contracts	1,878,131
Net Realized and Unrealized Gain on Investments, Foreign Currency Translations and Futures Contracts	2,371,239
Net Increase in Net Assets Resulting from Operations	$2,284,107
†	See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KFA Large Cap Quality Dividend Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$609,267	$839,497
Net Realized Gain on Investments	4,612,141	6,439,707
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,192,170)	10,154,471
Net Increase in Net Assets Resulting from Operations	3,029,238	17,433,675

Distributions:	—	(912,095)

Capital Share Transactions:(1)
Issued	15,611,114	10,187,153
Redeemed	(19,374,146)	(18,937,151)
Decrease in Net Assets from Capital Share Transactions	(3,763,032)	(8,749,998)
Total Increase (Decrease) in Net Assets	(733,794)	7,771,582

Net Assets:
Beginning of Period	48,997,122	41,225,540
End of Period	$48,263,328	$48,997,122

Share Transactions:
Issued	500,000	350,000
Redeemed	(600,000)	(700,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(350,000)
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KFA Small Cap Quality Dividend Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$314,482	$552,917
Net Realized Gain on Investments	1,959,459	961,605
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,269,076)	9,522,470
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,995,135)	11,036,992

Distributions:	—	(538,857)

Capital Share Transactions:(1)
Issued	4,294,706	17,790,082
Redeemed	(8,120,212)	(14,722,406)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,825,506)	3,067,676
Total Increase (Decrease) in Net Assets	(5,820,641)	13,565,811

Net Assets:
Beginning of Period	38,558,899	24,993,088
End of Period	$32,738,258	$38,558,899

Share Transactions:
Issued	150,000	750,000
Redeemed	(300,000)	(600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	150,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KFA Dynamic Fixed Income ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$1,028,328	$1,910,011
Net Realized Gain (Loss) on Investments	1,672,197	(3,207,049)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(901,444)	3,879,833
Net Increase in Net Assets Resulting from Operations	1,799,081	2,582,795

Distributions:	(1,023,999)	(1,893,337)

Capital Share Transactions:(1)
Issued	6,502,262	41,504,696
Redeemed	(55,729,644)	(19,884,199)
Increase (Decrease) in Net Assets from Capital Share Transactions	(49,227,382)	21,620,497
Total Increase (Decrease) in Net Assets	(48,452,300)	22,309,955

Net Assets:
Beginning of Period	68,689,061	46,379,106
End of Period	$20,236,761	$68,689,061

Share Transactions:
Issued	300,000	1,950,000
Redeemed	(2,550,000)	(950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,250,000)	1,000,000
(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KFA Value Line® Dynamic Core Equity Index ETF
	Period Ended September 30, 2021 (unaudited)	Period Ended March 31, 2021(1)
Operations:
Net Investment Income	$303,041	$182,683
Net Realized Gain on Investments	2,177,144	199,509
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,628,767)	2,404,585
Net Increase in Net Assets Resulting from Operations	851,418	2,786,777

Distributions:	(380,323)	(54,791)

Capital Share Transactions:(2)
Issued	5,932,803	23,604,970
Redeemed	(1,226,912)	(1,022,304)
Increase in Net Assets from Capital Share Transactions	4,705,891	22,582,666
Total Increase in Net Assets	5,176,986	25,314,652

Net Assets:
Beginning of Period	25,314,652	—
End of Period	$30,491,638	$25,314,652

Share Transactions:
Issued	250,000	1,150,002
Redeemed	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	200,000	1,100,002
(1)	Commenced operations on November 23, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (concluded)

	KFA Mount Lucas Index Strategy ETF
	Period Ended September 30, 2021 (unaudited)	Period Ended March 31, 2021(1)
Operations:
Net Investment Loss	$(87,132)	$(56,324)
Net Realized Gain on Investments, Futures Contracts and Foreign Currency Translations	493,108	2,190,829
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Translations	1,878,131	177,412
Net Increase in Net Assets Resulting from Operations	2,284,107	2,311,917

Capital Share Transactions:(2)
Issued	—	26,611,366
Increase in Net Assets from Capital Share Transactions	—	26,611,366
Total Increase in Net Assets	2,284,107	28,923,283

Net Assets:
Beginning of Period	28,923,283	—
End of Period	$31,207,390	$28,923,283

Share Transactions:
Issued	—	1,050,002
Net Increase in Shares Outstanding from Share Transactions	—	1,050,002
(1)	Commenced operations on December 1, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2021 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KFA Large Cap Quality Dividend Index ETF(1)
2021***	30.62	0.34	1.22	1.56	—	—	—
2021	21.14	0.49	9.67	10.16	(0.68)	—	—
2020	25.00	0.38	(4.04)	(3.66)	(0.20)	—	—
KFA Small Cap Quality Dividend Index ETF(1)
2021***	28.56	0.24	(1.52)	(1.28)	—	—	—
2021	20.83	0.44	7.69	8.13	(0.40)	—	—
2020	25.00	0.35	(4.33)	(3.98)	(0.16)	(0.03)	—
KFA Dynamic Fixed Income ETF(2)
2021***	21.47	0.40	(0.19)	0.21	(0.38)	—	—
2021	21.08	0.81	0.38	1.19	(0.80)	—	—
2020	25.00	0.34	(4.01)	(3.67)	(0.25)	—	—
KFA Value Line® Dynamic Core Equity Index ETF(3)
2021***	23.01	0.23	0.51	0.74	(0.29)	—	—
2021	20.00	0.20	2.88	3.08	(0.07)	—	—
KFA Mount Lucas Index Strategy ETF(4)
2021***	27.55	(0.08)	2.25	2.17	—	—	—
2021	25.00	(0.06)	2.61	2.55	—	—	—
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2021. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on June 11, 2019.
(2)	Commenced operations on December 6, 2019.
(3)	Commenced operations on November 23, 2020.
(4)	Commenced operations on December 1, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	32.18	5.09	48,263	0.41†	0.41†	2.08†	71††
(0.68)	30.62	48.30	48,997	0.41	0.41	1.86	142
(0.20)	21.14	(14.80)	41,226	0.42†	0.42†	1.85†	72††

—	27.28	(4.48)	32,738	0.51†	0.51†	1.66†	95††
(0.40)	28.56	39.27	38,559	0.51	0.51	1.81	126
(0.19)	20.83	(16.09)	24,993	0.52†	0.52†	1.75†	59††

(0.38)	21.30	1.16	20,237	0.46†	0.46†	3.67†	216††
(0.80)	21.47	5.79	68,689	0.46	0.46	3.83	147
(0.25)	21.08	(14.77)	46,379	0.46†	0.46†	4.78†	292††

(0.29)	23.46	3.22	30,492	0.55†	0.55†	1.90†	107††
(0.07)	23.01	15.46	25,315	0.55†	0.55†	2.68†	55††

—	29.72	7.88	31,207	0.90†	0.90†	(0.58)†	4††
—	27.55	10.20	28,923	0.89†	0.89†	(0.63)†	—††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2021, the Trust had thirty one operational series. The financial statements herein and the related notes pertain to the following 5 series: KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income ETF, KFA Value Line® Dynamic Core Equity Index ETF and KFA Mount Lucas Index Strategy ETF (each, a “Fund” and collectively, the “Funds”). Each of the Funds is a non-diversified Fund, as defined under Section 5(b)(1) of the Investment Company Act of 1940. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, currently holds approximately 40.2% and 30.7%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA MLM Index Subsidiary, Ltd. is a wholly-owned subsidiary of the KFA Mount Lucas Index Strategy ETF (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KFA Mount Lucas Index Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The investment objective of each Fund in the table below is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KFA Large Cap Quality Dividend Index ETF	Russell 1000 Dividend Select Equal Weight Index
KFA Small Cap Quality Dividend Index ETF	Russell 2000 Dividend Select Equal Weight Index
KFA Dynamic Fixed Income ETF	FTSE US High-Yield Treasury Rotation Index
KFA Value Line® Core Dynamic Equity Index ETF	3D/L Value Line® Dynamic Core Equity Index

The KFA Mount Lucas Index Strategy ETF seeks to provide a total return that, before fees and expenses, exceeds that of the KFA MLM Index over a complete market cycle. The KFA Mount Lucas Index Strategy ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

Securities listed on a securities exchange (i.e. exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by a Fund’s independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Over-the-Counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2021, the Funds did not hold swaps, options or forward foreign currency contracts.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2021, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

MASTER LIMITED PARTNERSHIPS — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes,

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

a MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

FUTURES — The KFA Mount Lucas Index Strategy ETF will utilize the Subsidiary for purposes of investing in commodities futures contracts that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. As of September 30, 2021, the KFA Mount Lucas Index Strategy ETF had open futures contracts. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2021.

For the period ended September 30, 2021, the average monthly notional amount of futures contracts for the KFA Mount Lucas Index Strategy ETF was as follows:

KFA Mount Lucas Index Strategy ETF
Average Monthly Notional Value Long	$38,242,127
Average Monthly Notional Value Short	$38,107,745

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except KFA Value Line® Dynamic Core Equity Index ETF, distributes their net investment income at least annually. KFA Value Line® Dynamic Core Equity Index ETF typically distributes any net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 102% on domestic securities and 105% on international securities of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 3). There were no securities on loan as of September 30, 2021.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2021:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee — Subscriptions	Value at September 30, 2021	Standard Transaction Fee — Redemptions	Maximum Variable Transaction Fee*
KFA Large Cap Quality Dividend Index ETF	50,000	$700	$1,609,000	$700	2.00%
KFA Small Cap Quality Dividend Index ETF	50,000	350	1,364,000	350	2.00%
KFA Dynamic Fixed Income ETF	50,000	500	1,065,000	500	2.00%
KFA Value Line® Dynamic Core Equity Index ETF	50,000	700	1,173,000	700	2.00%
KFA Mount Lucas Index Strategy ETF	50,000	500	1,486,000	500	2.00%
*	As a percentage of the Creation Unit(s) purchased/redeemed.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Derivatives TRANSACTIONS

The following tables are KFA Mount Lucas Index Strategy ETF exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of September 30, 2021, was as follows:

Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$1,869,862	$(111,443)
Interest Rate Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	7,892	(72,587)
Foreign exchange Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	500,098	(55,369)
		$2,377,852	$(239,399)
*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (loss).

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2021, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**	Total
Commodities Risk Futures contracts	$1,734,401	$1,880,919	$3,615,320
Interest Risk Futures contracts	(699,177)	(421,328)	(1,120,505)
Foreign exchange Risk Futures contracts	(549,338)	473,720	(75,618)
	$485,886	$1,933,311	$2,419,197
*	Futures contracts are included in net realized gain on Futures Contracts.
**	Futures contracts are included in change in unrealized depreciation on Futures Contracts.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), if any included on the Statements of Operations as “Security Lending Fees”. During the period, none of the Funds engaged in securities lending.

KraneShares Funds	Management Fee
KFA Large Cap Quality Dividend Index ETF	0.40%
KFA Small Cap Quality Dividend Index ETF	0.50%
KFA Dynamic Fixed Income ETF	0.45%
KFA Value Line® Dynamic Core Equity Index ETF	0.55%
KFA Mount Lucas Index Strategy ETF	0.89%

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except as set forth above and as otherwise indicated in those agreements.

SUB-ADVISORY AGREEMENTS — SkyRock Investment Management, LLC (“SkyRock”) serves as the sub-adviser to the KFA Dynamic Fixed Income ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services SkyRock provides to KFA Dynamic Fixed Income ETF, the Adviser pays SkyRock a fee equal to 33.33% of the sum of: (i) the total gross management fee due to Krane from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and Krane.

3D/L Capital Management, LLC (“3D/L”) (formerly, Lee Capital Management, LP) serves as the Sub-Adviser of the KFA Value Line® Dynamic Core Equity Index ETF. 3D/L provides non-discretionary sub-advisory services to the Fund, which will includes research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments. For the services 3D/L provides to the Fund, the Adviser pays 3D/L a fee equal to 25% of the sum of: (i) the total gross advisory fee due to Krane from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and Krane.

Mount Lucas Index Advisers LLC (“MLIA”) serves as the Sub-Adviser of the KFA Mount Lucas Index Strategy ETF. For the services MLIA provides to the Fund, the Adviser pays MLIA a fee equal to 32% of the the sum of: (i) the total gross advisory fee due to Krane from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and Krane.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2021, no fees were charged under the Plan, since no such fees are currently paid by the Funds and the Board of Trustees has not currently approved the commencement of any payments under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KFA MOUNT LUCAS INDEX STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the KFA Mount Lucas Index Strategy ETF include the accounts of the Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of March 31 for financial statement consolidation purposes.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The KFA Mount Lucas Index Strategy ETF’s investment in the Subsidiary may not exceed 25% of the value of its total assets.

A summary of the investments in the Subsidiary is as follows:

KraneShares Funds	Inception Date Of Subsidiary	Subsidiary Net Assets at September 30, 2021	% of Total Net Assets at September 30, 2021
KFA MLM Index Subsidiary, Ltd.	December 1, 2020	$5,854,328	18.76%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2021, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
KFA Large Cap Quality Dividend Index ETF	$41,285,245	$41,708,520
KFA Small Cap Quality Dividend Index ETF	31,385,915	30,641,736
KFA Dynamic Fixed Income ETF	48,645,119	89,454,603
KFA Value Line® Dynamic Core Equity Index ETF	33,363,409	33,338,959
KFA Mount Lucas Index Strategy ETF	1,097,959	966,029

During the period ended September 30, 2021, the purchases or sales of long-term U.S. government securities were:

KraneShares Funds	Purchases	Sales and Maturities
KFA Dynamic Fixed Income ETF	$66,765,199	$66,604,703

For the period ended September 30, 2021, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales and Maturities	Realized Gain/(Loss)
KFA Large Cap Quality Dividend Index ETF	$15,599,924	$19,838,200	$2,491,117
KFA Small Cap Quality Dividend Index ETF	4,286,677	10,995,753	941,809
KFA Dynamic Fixed Income ETF	—	37,852,268	414,373
KFA Value Line® Dynamic Core Equity Index ETF	5,906,155	1,225,814	153,504

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of foreign currency

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

translation, investments in publicly traded partnerships, and perpetual bond adjustments. The permanent differences that are credited or charged to Paid-in-Capital and Distributable Earnings are redemption-in-kind transactions. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended March 31, 2021 and March 31, 2020 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Totals
KFA Large Cap Quality Dividend Index ETF
2021	$912,095	$—	$912,095
2020	406,126	—	406,126
KFA Small Cap Quality Dividend Index ETF
2021	$538,857	$—	$538,857
2020	215,973	—	215,973
KFA Dynamic Fixed Income ETF
2021	$1,893,337	$—	$1,893,337
2020	276,930	—	276,930
KFA Value Line® Dynamic Core Equity Index ETF
2021	$54,791	$—	$54,791
KFA Mount Lucas Index Strategy ETF
2021	$—	$—	$—

As of March 31, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF	KFA Dynamic Fixed Income ETF
Undistributed Ordinary Income	$162,836	$158,158	$41,241
Capital Loss Carryforwards	(901,773)	(2,692,351)	(6,842,577)
Unrealized Appreciation on Investments and Foreign Currency	5,468,393	5,129,154	787,650
Other Temporary Differences	—	—	9,775
Total Distributable Earnings/(Loss)	$4,729,456	$2,594,961	$(6,003,911)
	KFA Value Line® Dynamic Core Equity Index ETF	KFA Mount Lucas Index Strategy ETF
Undistributed Ordinary Income	$339,479	$2,162,292
Undistributed Long-Term Capital Gain	—	43,456
Unrealized Appreciation on Investments and Foreign Currency	2,370,918	141,518
Other Temporary Differences	1	(35,349)
Total Distributable Earnings	$2,710,398	$2,311,917

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The Funds have capital losses carry forward as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KFA Large Cap Quality Dividend Index ETF	$901,773	$—	$901,773
KFA Small Cap Quality Dividend Index ETF	2,647,538	44,813	2,692,351
KFA Dynamic Fixed Income ETF	6,842,577	—	6,842,577

During the year ended March 31, 2021, KFA Large Cap Quality Dividend Index ETF utilized $4,056,236 of capital loss carryforwards to offset capital gains.

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2021, were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KFA Large Cap Quality Dividend Index ETF	$44,796,857	$4,313,603	$(1,019,980)	$3,293,623
KFA Small Cap Quality Dividend Index ETF	31,666,342	2,211,194	(1,234,717)	976,477
KFA Dynamic Fixed Income ETF	21,803,651	54,195	(148,799)	(94,604)
KFA Value Line® Dynamic Core Equity Index ETF	29,693,111	1,525,096	(749,278)	775,818
KFA Mount Lucas Index Strategy ETF	22,963,749	—	(81,819)	(81,819)

8. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”. The following risks pertain to all Funds, unless otherwise noted.

Cash and Cash Equivalents Risk — The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

COMMODITY RISK (KFA Mount Lucas Index Strategy ETF) — The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including market movements, resource availability, commodity price volatility, speculation in the commodities markets, domestic and foreign political and economic events and policies, trade policies and tariffs, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

COMMODITY-LINKED DERIVATIVES RISK (KFA Mount Lucas Index Strategy ETF) — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

COMMODITY POOL REGISTRATION RISK (KFA Mount Lucas Index Strategy ETF) — Under amended regulations promulgated by the CFTC, the Fund and the Subsidiary will be considered commodity pools upon commencement of operations, and therefore each will be subject to regulation under the Commodity Exchange Act and CFTC rules. Krane and MLIA will register as a commodity pool operator and commodity trading adviser, respectively, and will manage the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Commodity pools are subject to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund and the Subsidiary. Additionally, positions in futures and other derivatives contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

CONCENTRATION RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Value Line® Dynamic Core Equity Index ETF and KFA Mount Lucas Index Strategy ETF) — Because the Fund’s assets are expected to be concentrated in an industry or group of industries, to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index (as applicable), the Fund may be subject to principal risks, as outlined in each Funds’ prospectus. Each Fund may have significant exposure to other industries or sectors.

CURRENCY RISK (KFA Mount Lucas Index Strategy ETF) — To the extent that the Fund is exposed directly or indirectly to foreign currencies, including through its investments, or invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Investments in derivatives may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

DIVIDEND RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Value Line® Dynamic Core Equity Index ETF)  — There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase over time.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk (KFA Mount Lucas Index Strategy ETF).    Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

International Closed Market Trading Risk (KFA Mount Lucas Index Strategy ETF).    To the extent the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and the prices at which the underlying securities are valued for purposes of the Fund’s NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV greater than those incurred by other ETFs. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Premium/Discount Risk.    There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk.    Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

EQUITY SECURITIES RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Value Line® Dynamic Core Equity Index ETF) — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FIXED INCOME SECURITIES RISK (KFA Dynamic Fixed Income ETF and KFA Mount Lucas Index Strategy ETF) — Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Event risk refers to the risk that an unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates. Maturity risk refers to the value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Pay-In-Kind and Step-Up Coupon Securities Risk.    (KFA Dynamic Fixed Income ETF) A pay-in-kind security pays no interest in cash to its holder during its life. Similarly, a step-up coupon security is a debt security that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Accordingly, pay-in-kind and step-up coupon securities will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current, periodic distribution of interest in cash.

Perpetual Bonds Risk.    (KFA Dynamic Fixed Income ETF) Perpetual bonds offer a fixed return with no maturity date. Because they never mature, perpetual bonds can be more volatile than other types of bonds that have a maturity date and may be more sensitive to changes in interest rates. If market interest rates rise significantly, the interest rate paid by a perpetual bond may be much lower than the prevailing interest rate. Perpetual bonds are also subject to credit risk with respect to the issuer. In addition, because perpetual bonds may be callable after a set period of time, there is the risk that the issuer may recall the bond, which may require the Fund to reinvest the proceeds in lower yielding securities.

Prepayment and Extension Risk.    (KFA Dynamic Fixed Income ETF) When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Subordinated Obligations Risk.    (KFA Dynamic Fixed Income ETF) Payments under some bonds may be structurally subordinated to other existing and future liabilities and obligations of the issuer. Claims of creditors of subordinated debt will have less priority as to the assets of the issuer and its creditors who seek to enforce the terms of the bond. Certain bonds may not contain any restrictions on the ability to incur additional unsecured indebtedness.

FOREIGN INVESTMENTS RISK (KFA Mount Lucas Index Strategy ETF) — Investments in non-U.S. instruments may involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

FUTURES STRATEGY RISK (KFA Mount Lucas Index Strategy ETF) — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

As a futures contract the Fund owns approaches its settlement date, the Fund may sell that futures contract and reinvest the proceeds in a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may incur a cost to “roll” the contract. In a commodity futures market where current month expiring contracts trade at a lower price than next month’s contract, a situation referred to as “contango,” then, absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.

GEOGRAPHIC FOCUS RISK (KFA Mount Lucas Index Strategy ETF) — The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

European Union Risk. Recently, new concerns have emerged in regard to the economic and political stability of the European Union. These concerns have led to downward pressure on the earnings of certain European issuers and on European financial markets. Secessionist movements in various member countries to leave the European Union may have an adverse effect on the economies of those member countries and on the European Union as a whole. The economies of the European Union are dependent to a significant extent on those of certain key trading partners, including China, the United States, and other European countries. A reduction in spending on products and services exported from the European Union, or volatility in the financial markets of member countries, may have an adverse impact on the broader European Union economy and could adversely affect the Fund.

HIGH YIELD SECURITIES RISK (KFA Dynamic Fixed Income ETF) — Securities that are rated below investment grade (or “junk bonds”) are subject to greater risk of loss of income and principal than highly rated securities because their issuers may be more likely to default. Junk bonds are inherently speculative. The prices of high yield securities are likely to be more volatile than those of highly rated securities, and the secondary market for them is generally less liquid than that for highly rated securities.

HIGH PORTFOLIO TURNOVER RISK (KFA Dynamic Fixed Income ETF, KFA Value Line® Dynamic Core Equity Index ETF and KFA Mount Lucas Index Strategy ETF) — The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Investment in Investment Companies Risk — The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by the Adviser, a Sub-Adviser and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in investments in ETFs are subject to ETF Risk. The Adviser and a Sub-Adviser are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by the Adviser and a Sub-Adviser and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the U.S. law.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Large Capitalization Company Risk (KFA Large Cap Quality Dividend Index ETF and KFA Value Line® Dynamic Core Equity Index ETF) — Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

LIQUIDITY RISK (KFA Dynamic Fixed Income ETF, KFA Mount Lucas Index Strategy ETF and KFA Small Cap Quality Dividend Index ETF) — The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. If a number of securities held by the Fund halt trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

MANAGEMENT RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Value Line® Dynamic Core Equity Index ETF, and KFA Dynamic Fixed Income Fund) — Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Krane or its sub-adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause increased volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economics and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

MOMENTUM RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF and KFA Dynamic Fixed Income ETF) — Momentum investing entails investing in securities that exhibit persistence in certain performance indicators. These securities may be more volatile than a broad cross-section of securities and momentum may indicate that the performance indicator being measured is peaking. The Fund may experience losses if the price of securities exhibiting momentum stops, turns or otherwise behaves differently than predicted.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

NON-DIVERSIFIED FUND RISK — The Fund is non-diversified and may concentrate its investments to a greater extent than a diversified fund. Changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

PASSIVE INVESTMENT RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income ETF and KFA Value Line® Dynamic Core Equity Index ETF) — The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

PRIVATELY-ISSUED SECURITIES RISK (KFA Dynamic Fixed Income ETF) — The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities are securities that have not been registered under the Securities Act and as a result are subject to legal restrictions on resale. Privately-issued securities are not traded on established markets and may be less liquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund. In addition, transaction costs may be higher for privately-issued securities than for more liquid securities. The Fund may have to bear the expense of registering privately-issued securities for resale and the risk of substantial delays in effecting the registration.

QUALITY FACTOR RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — The Fund uses appreciating annual dividends as a measurement of quality. This style of investing is subject to the risk that the past performance of these companies does not continue and that the returns on such securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality dividend investing is out of favor and during which the investment performance of a fund using a quality dividend strategy may suffer.

RANKING RISK — (KFA Value Line® Dynamic Core Equity Index ETF) The Fund uses the Value Line® Timeliness and Safety™ Ranking Systems in selecting securities. This is subject to the risk that the rankings may not be accurate and that the performance of these companies may not continue. The returns on these securities may be less than returns on other companies or the overall stock market. In addition, there may be periods when companies highly ranked by Value Line® are out of favor and during which the investment performance of the Fund may suffer.

REGULATORY RISK (KFA Mount Lucas Index Strategy ETF) — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

SECTOR RISK (KFA Value Line® Dynamic Core Equity Index ETF) — From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

SECURITIES LENDING RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income ETF and KFA Value Line® Dynamic Core Equity Index ETF) — To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

SHORT SALES RISK (KFA Mount Lucas Index Strategy ETF) — Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is leverage, in that it amplifies changes in the Fund’s net asset value since it increases the exposure of the Fund to the market. The Fund may not always be able to close out a short position at a favorable time or price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

SMALL AND MID-CAPITALIZATION COMPANY RISK (KFA Small Cap Quality Dividend Index ETF) — Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

SUBSIDIARY INVESTMENT RISK (KFA Mount Lucas Index Strategy ETF) — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

TAX RISK — In order to qualify for the favorable tax treatment generally available to regulated investment companies, a Fund must satisfy certain income, asset diversification and distribution requirements each year. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (concluded)

TRACKING ERROR RISK (KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Dynamic Fixed Income ETF and KFA Value Line® Dynamic Core Equity Index ETF) — The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

U.S. GOVERNMENT OBLIGATIONS RISK (KFA Mount Lucas Index Strategy ETF) — Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

VALUATION RISK — Independent market quotations for certain investments held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. OTHER

At September 30, 2021, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the NYSE Arca Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory and Sub-Advisory Agreements (Unaudited)

At a meeting held on May 27-28, 2021, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

•	the existing investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust (collectively, the “Funds”):
•	KFA Dynamic Fixed Income ETF (“KDFI”)
•	KFA Large Cap Quality Dividend Index ETF (“KLCD”)
•	KFA Small Cap Quality Dividend Index ETF (“KSCD”)
•	KFA Value Line® Dynamic Core Equity Index ETF(“KVLE”)
•	the existing sub-advisory agreement (the “KDFI Sub-Advisory Agreement”) between Krane, on behalf of KDFI, and SkyRock Investment Management, LLC (“SkyRock”); and
•	the existing sub-advisory agreement (the “KVLE Sub-Advisory Agreement”) between Krane, on behalf of KVLE, and 3D/L Capital Management LLC (formerly, Lee Capital Management LLC) (“3D/L”)

SkyRock and 3D/L are referred to collectively herein as the “Sub-Advisers”. The KDFI Sub-Advisory Agreement, and the KVLE Sub-Advisory Agreement are referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 27, 2021, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable) a Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and to each of KDFI and KVLE by their respective Sub-Adviser; (2) the compensation paid under each Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 27, 2021 executive session of the Independent Trustees and the May 27-28, 2021 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Advisers under the Agreements. The Board considered the responsibilities of Krane with respect

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the various Sub-Advisers, as applicable. The Board also discussed the nature, quality and extent of services provided by SkyRock under the KDFI Sub-Advisory Agreement and 3D/L under the KVLE Sub-Advisory Agreement.

The Advisory Agreement

•	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel that provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.
•	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (as applicable), is responsible for assessing the market appeal and the investment strategy of each Fund.
•	The Board considered that Krane is responsible for arranging service providers for the Trust.
•	The Board also considered that Krane has established a securities lending program for the benefit of certain Funds.
•	The Board noted that Krane continues to evaluate its existing compliance and operational staff, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow.
•	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The KDFI Sub-Advisory Agreement

•	The Board took note of the qualifications and experience of the principals at SkyRock, and SkyRock’s expertise with respect to fixed income investments.
•	The Board considered the dynamic nature of KDFI’s underlying index and the effect that it has on rebalancing KDFI’s portfolio.

The KVLE Sub-Advisory Agreement

•	The Board noted recent changes to 3D/L’s management structure and considered materials provided by 3D/L with respect to the new structure.
•	The Board considered 3D/L’s involvement in developing KVLE’s investment strategy and underlying index and noted that 3D/L serves as a non-discretionary sub-adviser to KVLE.

Investment Performance

The Board noted that it considers the performance of each operational Fund at each regular meeting of the Board. At such meetings, Krane presents information regarding the performance of each operational Fund versus an identified Morningstar peer group. At the Meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane.

The Board noted that KVLE was performing in the top quartile against its Morningstar peer group. The Board considered that KDFI performed in the bottom quartile against its Morningstar peer group since its inception, and noted that this was largely because KDFI launched immediately prior to COVID-19 related shutdowns in the United States and that it initially had a quarterly rebalancing period. As a result, KDFI was not able to divest of high yield bond holdings and rebalance to

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

U.S. treasury securities as the U.S. market was dropping sharply. The Board considered that KLCD and KSCD are both in the bottom quartile for performance. The Board took note that KLCD and KSCD are value-oriented funds and that value has generally underperformed in the US Large Blend and US Small Blend Morningstar categories, respectively. The Board noted that most of the Funds track the performance of an underlying index and considered that the Board reviews the tracking error of such Funds at each meeting of the Board. The Board considered that, based on the information presented at the Meeting, the performance of most of the Funds is reasonably correlated to that of each Fund’s underlying index.

The Board noted its discussions with Krane related to other factors, such as the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices (as applicable). The Board considered that these factors can be expected to affect the index-based Funds’ tracking error.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each of the Funds. Under the unitary fee arrangement, Krane is responsible for paying most of the Funds’ expenses, including those of the Funds’ principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane and evaluated the net expense ratios of the Funds compared to those of their peer groups.

The Board noted that: (1) the management fees paid by all of the Funds are higher than the median management fee within their Morningstar peer groups; and (2) all Funds have total expense ratios above the median expense ratio for each such Fund’s Morningstar peer group. The Board considered that the Morningstar peer groups for the Funds do not necessarily reflect the unique exposures and thematic approaches of the Funds. For example, the Board noted that KSCD follows a smart beta investment approach and considered that, as such, it has a unique approach compared to other funds in its Morningstar peer group. Further, the Board noted Krane’s representation that the Fund offers unique investment exposure for their investors via a U.S. registered fund. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Adviser’s fees.

Costs and Profitability

The Board considered that although Krane is profitable, it was not making a profit from its relationship with all of the Funds under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board also considered that Krane has established a securities lending program for the benefit of the Funds and that fees earned by Krane from such Funds’ securities lending activities can affect the profitability of such Funds to Krane.

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (concluded)

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane and the sub-advisers would derive ancillary benefits from the Funds’ operations, including benefits as a result of using the assets of certain Funds to engage in soft dollar transactions and, with respect to Krane, the existence of a securities lending program for certain Funds. The Board also noted that Krane and certain of its executives hold minority ownership interests in 3D/L, and that they would therefore benefit from the success and profitability of any Fund sub-advised by 3D/L. The Board similarly noted that SkyRock’s principal holds a minority interest in a broker-dealer through which KDFI routinely trades. The Board did not observe any other potential material benefits to be realized by Krane from its relationship with the Funds.

Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust, on behalf of its separate series (“Funds”), has established a liquidity risk management program (the “Program”). The Program is designed to assess and manage each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining shareholders. The Board has designated a cross-functional committee, which is composed of Krane Funds Advisors, LLC (“Krane”) compliance and capital markets personnel and the Trust’s Chief Compliance Officer, to administer the Program (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program to assess and review, on an ongoing basis, the Funds’ liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Funds’ liquidity risk factors and the periodic classification (or re-classification, as necessary,) of the Funds’ investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) based on the number of days that it is reasonably expected to convert them into cash, in current market conditions, without significantly changing their value. In conducting its assessment, the Program Administrator utilizes information about each Fund’s investment strategy, its flows, the efficacy of its arbitrage mechanism (as indicated by the premiums and/or discounts and bid-ask spreads of its shares), the characteristics of the Fund’s shareholders and the Fund’s ability to honor redemptions in kind.

At a meeting of the Board in May 2021, the Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from January 1, 2020 through December 31, 2020 (the “Annual Report”). In the Annual Report, the Program Administrator confirmed that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and that the Program has been implemented and operated effectively. The Program Administrator is not aware of any weakness in the design and/or effectiveness of implementation of the Program and no material changes to the Program were proposed. In addition, the Program Administrator has concluded that each Fund investment strategy continues to be appropriate for an open-end fund. There were no material violations of the Program during the reporting period. At subsequent quarterly meetings of the Board, the Program Administrator provided the Board with a summary of each Fund’s liquidity profile during the preceding quarter and the operation of the Program with respect thereto.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 to September 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
KFA Large Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$1,050.90	0.41%	$2.11
Hypothetical 5% Return	1,000.00	1,023.01	0.41	2.08

KFA Small Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$955.20	0.51%	$2.50
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

KFA Dynamic Fixed Income ETF
Actual Fund Return	$1,000.00	$1,011.60	0.46%	$2.32
Hypothetical 5% Return	1,000.00	1,022.76	0.46	2.33

KFA Value Line® Dynamic Core Equity Index ETF
Actual Fund Return	$1,000.00	$1,032.20	0.55%	$2.80
Hypothetical 5% Return	1,000.00	1,022.31	0.55	2.79

KFA Mount Lucas Index Strategy ETF
Actual Fund Return	$1,000.00	$1,078.80	0.90%	$4.69
Hypothetical 5% Return	1,000.00	1,020.56	0.90	4.56
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) unless otherwise indicated.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kfafunds.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

Privacy Notice

Adopted December 18, 2020

PRIVACY NOTICE

KRANE SHARES TRUST

FACTS	WHAT DOES KRANE SHARES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•   Social Security number and wire transfer instructions

•   account transactions and transaction history

•   investment experience and purchase history

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Krane Shares Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Krane Shares Trust share information?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes — to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share

Privacy Notice (concluded)

Reasons we can share your personal information:	Does Krane Shares Trust share information?	Can you limit this sharing?
For our affiliates’ everyday business purposes — information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes — information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-212-933-0393
What we do:
How does Krane Shares Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Krane Shares Trust collect my personal information?	We collect your personal information, for example, when you open an account We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes — information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Krane Shares Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Krane Shares Trust does not jointly market.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

1-855-857-2638

http://kfafunds.com

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub Adviser:

SkyRock Investment Management, LLC

4242 Six Forks R, Suite 820

Raleigh, NC, 27609

Sub-Adviser:

3D/L Capital Management, LP

100 Constitution Plaza, Suite 700

Hartford, CT 06103

Sub-Adviser:

Mount Lucas Index Advisers, LLC

405 South State Street

Newtown, PA, 18940

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

KRS-SA-003-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2021